Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (Unaudited)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

COMMON STOCKS – 100.37%
Communication Services - 4.94%
Alaska Communications Systems Group, Inc.*	381,200	$655,664
Cinedigm Corp., Class A*	32,000	27,200
EverQuote, Inc., Class A*	28,700	612,458
IDT Corp., Class B*	73,500	773,955
Marchex, Inc., Class B*	41,100	129,054
Travelzoo*	113,300	1,211,177
		3,409,508

Consumer Discretionary - 14.79%
AMCON Distributing Co.	2,100	162,078
Barnes & Noble Education, Inc.*	211,200	658,944
Bassett Furniture Industries, Inc.	13,800	211,140
Big 5 Sporting Goods Corp.	55,800	116,064
Build-A-Bear Workshop, Inc.*+	12,700	40,005
Charles & Colvard, Ltd.*	273,800	446,294
China XD Plastics Co., Ltd.*+	86,300	163,970
Citi Trends, Inc.	65,000	1,189,500
Comstock Holding Cos, Inc.*+	54,400	104,992
Delta Apparel, Inc.*	29,500	700,625
Destination Maternity Corp.*	31,900	13,111
Destination XL Group, Inc.*	17,400	29,406
Educational Development Corp.+	62,000	383,160
Francesca’s Holdings Corp.*+	8,300	116,117
Lakeland Industries, Inc.*	43,500	528,960
Lincoln Educational Services Corp.*	49,564	103,093
Live Ventures, Inc.*+	7,302	61,337
ONE Group Hospitality, Inc. (The)*	27,400	77,268
Rave Restaurant Group, Inc.*	15,300	39,321
Rocky Brands, Inc.	45,600	1,515,288
RTW RetailWinds, Inc.*	151,700	207,829
Tilly’s, Inc., Class A	55,800	526,752
TravelCenters of America, Inc.*	87,620	1,075,097
Tuesday Morning Corp.*	634,500	996,165
Vince Holding Corp.*	39,800	755,802
		10,222,318

Consumer Staples - 3.94%
Alico, Inc.	2,700	91,854
Lifevantage Corp.*	109,400	1,498,780

Industry Company	Shares	Value

Consumer Staples (continued)
Mannatech, Inc.	13,809	$238,205
Natural Alternatives
International, Inc.*	26,300	219,605
Natural Grocers by Vitamin
Cottage, Inc.*	55,700	556,443
Reliv International, Inc.*+	26,939	120,283
		2,725,170
Energy - 4.83%
Adams Resources & Energy, Inc.	1,200	37,200
Basic Energy Services, Inc.*	62,000	89,280
Enservco Corp.*	496,100	127,349
Lonestar Resources US, Inc., Class A*	174,500	474,640
Mitcham Industries, Inc.*	93,000	302,250
Natural Gas Services Group, Inc.*	7,900	101,199
Navios Maritime Acquisition Corp.	17,000	114,410
NCS Multistage Holdings, Inc.*	12,900	25,800
PrimeEnergy Resources Corp.*+	300	34,500
SilverBow Resources, Inc.*	15,300	148,257
Smart Sand, Inc.*	77,200	218,476
Superior Drilling Products, Inc.*	122,800	119,956
Teekay Tankers, Ltd., Class A*	299,300	389,090
TransAtlantic Petroleum, Ltd.*	482,400	326,585
VAALCO Energy, Inc.*	408,900	830,067
		3,339,059
Financials - 20.31%
1347 Property Insurance
Holdings, Inc.*+	7,800	34,398
A-Mark Precious Metals, Inc.*+	65,900	794,095
AmeriServ Financial, Inc.	11,600	48,024
Atlanticus Holdings Corp.*	8,600	71,810
BCB Bancorp, Inc.	12,600	161,784
C&F Financial Corp.	14,552	766,308
Capitala Finance Corp.+	172,500	1,430,025
CB Financial Services, Inc.+	3,200	88,832
Central Federal Corp.*+	4,800	59,472
Codorus Valley Bancorp, Inc.	2,672	62,151
Community West Bancshares+	5,000	49,400

www.bridgeway.com	1

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Consumer Portfolio Services, Inc.*	435,100	$1,562,009
Donegal Group, Inc., Class A	3,900	57,174
Elevate Credit, Inc.*	59,200	249,232
FedNat Holding Co.	65,800	920,542
First Business Financial Services, Inc.	5,500	132,440
First Savings Financial Group, Inc.	1,100	69,520
First United Corp.	12,800	281,600
FlexShopper, Inc.*	25,200	38,808
Franklin Financial Services Corp.	1,300	46,215
GAMCO Investors, Inc., Class A	1,900	37,145
Hallmark Financial Services, Inc.*	30,200	577,726
Horizon Technology Finance Corp.+	15,700	185,731
Impac Mortgage Holdings, Inc.*+	86,181	678,244
Investcorp Credit Management BDC, Inc.+	101,200	672,980
Manning & Napier, Inc.	134,900	253,612
Medallion Financial Corp.*+	7,100	45,440
Monroe Capital Corp.+	23,700	250,035
MVB Financial Corp.	2,100	41,685
National Holdings Corp.*	80,400	222,708
Northeast Bank	33,000	731,610
Northrim BanCorp, Inc.	3,100	122,977
Oaktree Strategic, Income Corp.	7,300	60,225
Ocwen Financial Corp.*	434,900	817,612
Portman Ridge Finance Corp.	315,700	710,325
Provident Financial Holdings, Inc.	2,800	58,100
Pzena Investment Management, Inc., Class A	67,500	602,100
SB Financial Group, Inc.	17,422	291,122
Security National Financial Corp., Class A*	86,334	434,260
Silvercrest Asset Management Group, Inc., Class A	2,900	35,670
Victory Capital Holdings, Inc., Class A	18,500	284,530
		14,037,676

Industry Company	Shares	Value

Health Care - 22.76%
Affimed NV*	255,800	$752,052
Allied Healthcare Products, Inc.*	66,481	93,073
Alphatec Holdings, Inc.*+	195,200	979,904
American Shared Hospital Services*	101,400	254,504
Applied Genetic Technologies Corp.*	42,600	177,216
Aravive, Inc.*	22,000	165,000
Bioanalytical Systems, Inc.*	121,110	434,785
Celldex Therapeutics, Inc.*+	147,300	313,749
Cidara Therapeutics, Inc.*	24,400	48,678
Cross Country Healthcare, Inc.*	62,800	646,840
Cumberland Pharmaceuticals, Inc.*	16,400	97,252
CynergisTek, Inc.*+	109,000	335,720
Daxor Corp.*+	4,400	40,612
Digirad Corp.*+	44,090	201,491
Electromed, Inc.*	207,638	1,372,487
Enzo Biochem, Inc.*	213,000	766,800
FONAR Corp.*	19,300	398,931
Harvard Bioscience, Inc.*	426,900	1,312,718
Infinity Pharmaceuticals, Inc.*	147,900	152,337
InfuSystem Holdings, Inc.*	273,798	1,448,391
IntriCon Corp.*+	63,800	1,240,272
Invacare Corp.	14,000	105,000
InVivo Therapeutics Holdings Corp.*	25,000	12,875
IRIDEX Corp.*	20,900	39,501
IVERIC bio, Inc.*	35,900	40,208
Kewaunee Scientific Corp.	16,100	250,838
Lannett Co., Inc.*+	113,800	1,274,560
Misonix, Inc.*	52,400	1,053,240
MTBC, Inc.*	7,900	29,862
NantHealth, Inc.*+	60,900	44,445
Neuronetics, Inc.*+	20,300	168,693
Otonomy, Inc.*	43,300	103,487
Pro-Dex, Inc.*+	25,300	387,090
RTI Surgical Holdings, Inc.*	196,290	559,426
SeaSpine Holdings Corp.*	32,000	390,720
SunLink Health Systems, Inc.*	4,700	5,311
VIVUS, Inc.*	8,500	32,640
		15,730,708

2	Quarterly Report | September 30, 2019 (Unaudited)

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Industrials - 12.05%
Acme United Corp.	19,400	$388,440
ARC Document Solutions, Inc.*	156,300	212,568
Avalon Holdings Corp., Class A*	14,700	32,414
BG Staffing, Inc.	40,500	773,955
Chicago Rivet & Machine Co.	1,900	49,476
Commercial Vehicle Group, Inc.*	91,000	656,110
Continental Materials Corp.*	4,150	58,349
DLH Holdings Corp.*	7,500	33,975
Eastern Co. (The)	2,400	59,568
Ecology and Environment, Inc., Class A	43,732	664,289
Fuel Tech, Inc.*	203,500	202,808
Houston Wire & Cable Co.*	16,500	77,880
Hudson Global, Inc.*	2,019	24,773
IES Holdings, Inc.*	2,500	51,475
Jason Industries, Inc.*	234,900	83,390
LB Foster Co., Class A*	9,300	201,531
Limbach Holdings, Inc.*	44,900	221,357
LS Starrett Co. (The), Class A*	32,300	187,340
LSI Industries, Inc.	137,200	716,184
Navios Maritime Holdings, Inc.*	36,200	174,122
Orion Energy Systems, Inc.*	287,600	819,660
Quest Resource Holding Corp.*	22,000	55,000
Radiant Logistics, Inc.*	78,500	405,845
Sunworks, Inc.*+	17,086	40,494
Tel-Instrument Electronics Corp.*	11,400	35,112
Titan Machinery, Inc.*	10,700	153,438
Transcat, Inc.*	31,800	814,398
Ultralife Corp.*	4,600	39,836
Virco Manufacturing Corp.	17,600	67,760
Volt Information Sciences, Inc.*	87,600	276,816
Willis Lease Finance Corp.*	13,500	747,630
		8,325,993

Information Technology - 11.92%
AstroNova, Inc.	17,900	289,443
Aviat Networks, Inc.*	70,213	958,407

Industry Company	Shares	Value

Information Technology (continued)
Blonder Tongue
Laboratories, Inc.*	290,100	$192,219
Computer Task Group, Inc.*	28,300	141,500
Finjan Holdings, Inc.*	312,700	625,400
inTEST Corp.*	220,100	1,023,465
Intevac, Inc.*	27,800	145,672
Luna Innovations, Inc.*	163,530	946,839
NetSol Technologies, Inc.*	47,600	264,180
PC-Tel, Inc.	25,600	215,040
Perceptron, Inc.*	10,700	51,360
RF Industries, Ltd.+	183,998	1,302,706
Richardson Electronics, Ltd.	12,600	73,080
Schmitt Industries, Inc.*	70,802	155,056
Synacor, Inc.*	26,000	35,620
Taitron Components, Inc., Class A+	68,500	193,855
TESSCO Technologies, Inc.	59,800	859,326
TransAct Technologies, Inc.	62,800	764,904
		8,238,072

Materials - 4.27%
Caledonia Mining Corp. PLC	4,700	31,725
Flexible Solutions
International, Inc.+	66,300	156,468
Friedman Industries, Inc.	71,800	465,982
Gulf Resources, Inc.*	536,800	383,705
Hawkins, Inc.	3,400	144,500
LSB Industries, Inc.*	39,500	204,610
Olympic Steel, Inc.	71,400	1,028,160
Ramaco Resources, Inc.*	23,500	87,772
UFP Technologies, Inc.*	11,600	447,760
		2,950,682

Real Estate - 0.56%
BRT Apartments Corp.	5,200	75,816
Griffin Industrial Realty, Inc.	8,200	311,190
		387,006
TOTAL COMMON STOCKS - 100.37%		69,366,192
(Cost $77,982,041)

www.bridgeway.com	3

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Showing percentage of net assets as of September 30, 2019

	Rate^	Shares	Value

MONEY MARKET FUND - 0.00%
Fidelity Investments Money Market Government Portfolio Class I	1.86%	6	$6
TOTAL MONEY MARKET FUND - 0.00%			6
(Cost $6)
	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.71%
Fidelity Investments Money Market Government Portfolio Class I**	1.86%	3,250,213	3,250,213

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.71%			3,250,213
(Cost $3,250,213)

TOTAL INVESTMENTS - 105.08%			$72,616,411
(Cost $81,232,260)
Liabilities in Excess of Other Assets - (5.08%)			(3,507,511)
NET ASSETS - 100.00%			$69,108,900

*  Non-income producing security.

**  This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2019.

^ Rate disclosed as of September 30, 2019.

+   This security or a portion of the security is out on loan as of September 30, 2019. Total loaned securities had a value of 3,111,977 as of September 30, 2019.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2019 :

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$68,900,621	$465,571	$—	$69,366,192
Money Market Fund	—	6	—	6
Investments Purchased with Cash Proceeds from Securities Lending	—	3,250,213	—	3,250,213

TOTAL	$68,900,621	$3,715,790	$—	$72,616,411

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

4	Quarterly Report | September 30, 2019 (Unaudited)